Related-party Information	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 29 – Related-party Information

A.	Identity of related parties:

The Group’s related parties are as defined in IAS 24 – Related Party Disclosures and include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this Note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered as key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):

B. Key management personnel compensation

	For the year ended December 31,
	2018	2017
	$ thousands

Short-term benefits	2,475	5,632
Share-based payments	732	508
	3,207	6,140

C.	Transactions with related parties (excluding associates):

	For the year ended December 31,
	2018	2017	2016
	$ thousands
Sales of electricity	80,269	102,443	148,119
Administrative expenses	393	331	614
Sales of gas	6,868	31,296	29,873
Financing expenses, net	(2,091)	18,444	14,475
Repayment of loan to Ansonia	(77,085)	-	-
Repayment of loan to IC	(239,971)	-	-

D.	Transactions with associates:

	For the year ended December 31,
	2018	2017	2016
	$ Thousands
Finance income, net	8,494	-	-
Other income, net	140	198	178

Balances with related parties:

	As at December 31,		As at December 31,
	2018		2017
	Other related parties *	Total	Ansonia	Other related parties *	Total
	$ Thousands		$ Thousands
Trade receivables	7,041	7,041	—	12,778	12,778

Loans and Other Liabilities
In US dollar or linked thereto	(1,481)	(1,481)	75,081	242,598	317,679
Weighted-average interest rates (%)	0.00%	0.00%	6.00%	7.69%	7.29%

Repayment years
Current maturities	1,170		75,081	242,598
Second year	-		—	—
Third year	-		—	—
Fourth year	-		—	—
Fifth year	311		—	—
Sixth year and thereafter	-		—	—
	1,481		—	242,598

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

E.	Regarding the convertible loan from Ansonia to Quantum, see Note 9.C.b.6.

F.	Gas Sale Agreement with ORL, see Note 19.B.(a).